Provisions, contingent liabilities and other liabilities - Provision for remediation and mine closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions and contingent liabilities
Changes in estimates, Note 7	$ 37,600	$ 60,000
Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Beginning balance	195,900	131,888
Accretion expense	4,196	4,048
Additions, Note 7	37,569	59,964
Progressive mine closure payments in hydrometallurgy process	(122)
Final balance	237,543	195,900
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Beginning balance	1,587,551
Final balance	1,660,603	1,587,551
Sociedad Minera Cerro Verde Saa [Member]
Provisions and contingent liabilities
Beginning balance	278,419
Final balance	307,974	278,419
Sociedad Minera Cerro Verde Saa [Member] | Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Beginning balance	195,659
Final balance	$ 237,387	$ 195,659